Income tax	12 Months Ended
Dec. 31, 2017
Income tax
Income tax

Note 21 - Income tax

A.Details regarding the tax environment of the Group

1.General

The Group subsidiaries are incorporated in various countries where income is generally taxed at statutory rates. Certain subsidiaries benefit from tax incentives or are subject to specific tax rulings.

The regular corporate tax rate in Israel in 2017 is 24% (2016: 25%; 2015: 26.5%). Tax incentives to the Israeli subsidiaries are described below. Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence.

On January 4, 2016, the Israeli parliament (the Knesset) passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, pursuant to which, inter alia, the corporate tax rate was reduced by 1.5% to a rate of 25% as of January 1, 2016.

Furthermore, on December 21, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) - 2016, pursuant to which, inter alia, the corporate tax rate was reduced from 25% to 23% in two steps. The first step was to a rate of 24% as of January 2017 and the second step will be to a rate of 23% as of January 2018.

As a result of the reduction in the tax rate to 23% in two steps, the deferred tax balances as at December 31, 2017 were calculated according to the new tax rate specified in the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018), at the tax rate expected to apply on the date of reversal.

The U.S. Tax Cuts and Jobs Act (hereinafter - the Tax Act) was enacted on December 22, 2017. This legislation makes significant changes to the U.S. Internal Revenue Code. Such changes include a reduction in the corporate tax rate and limitations on certain corporate deductions and credits, among other changes.

The Tax Act impacted the Company's tax benefit in the amount of approximately $0.8 million.

2.	Benefits under the Law for the Encouragement of Capital Investments - 1959

An Israeli subsidiary of the Company was granted “Approved Enterprise” status in accordance with the Law for the Encouragement of Capital Investments - 1959 (hereinafter - the Encouragement Law). The subsidiary received grants and was entitled to tax benefits relating to investment programs that were subject to Approved Enterprise certificates under the Encouragement Law prior to its 2011 amendment.

A company having an approved enterprise that distributes a dividend from exempt income, will be required in the tax year of the dividend distribution to pay company tax on the amount of the dividend distributed (including the company tax required as a result of the distribution) at the company tax rate that would have been applicable to it in the year the income was produced if it had not been exempt from tax.

3.	Amendment to the Law for the Encouragement of Capital Investments - 1959

On December 29, 2010, the Knesset approved the Economic Policy Law for 2011‑2012, which includes an amendment to the Law for the Encouragement of Capital Investments - 1959 (hereinafter - the Amendment). The Amendment is effective from January 1, 2011 and its provisions apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the “Ireland” track and the “Strategic” track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company’s income entitled to benefits.

On August 5, 2013, the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013, which raised the tax rates on preferred income as from the 2014 tax year as follows: 9% for Development Area A and 16% for the rest of the country (compared with 7% for Development Area A and 12.5% for the rest of the country in 2013).

On December 21, 2016, the Knesset passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, which reduced the tax rate on preferred income for a preferred enterprise in Development Area A from 9% to 7.5% as from 2017.

The Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is an Israeli resident company. A tax rate of 20% shall apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties.

Furthermore, the Amendment provides relief with respect to the non-payment of tax on a dividend received by an Israeli resident company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment and the dividend is distributed after the date of the notice (hereinafter -the relief). Furthermore, a distribution from profits of the exempt enterprise will be subject to tax by the distributing company.

The abovementioned Israeli subsidiary of the Company, whose enterprise is located in Development Area A, elected to be included in the scope of the amendment of the law as a preferred company as of the 2011 tax year. The subsidiary’s entitlement to be included in the scope of the amendment is subject to fulfillment of certain conditions.

The subsidiary is also qualified as “Industrial Companies” as defined in the Law for the Encouragement of Industry (Taxes) - 1969 and accordingly, among other benefits, is entitled to higher rates of depreciation.

B.	Composition of income tax expense

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Current tax expense (income)
Current period (1)	2,189	6,262	11,790
Adjustments for prior periods, net	(648)	325	(298)
	1,541	6,587	11,492

Deferred tax expense (income)
Origination and reversal of temporary differences	1,342	1,895	(2,364)
Change in tax rate	123	(596)	(788)
	1,465	1,299	(3,152)

Income tax expense	3,006	7,886	8,340

	Year ended December 31,
	2015	2016	2017
	(in thousands)
(1) Including benefits arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period (for which deferred taxes were not recognized) that was used to reduce current tax expense	1,283	1,383	697

C.	Reconciliation between the theoretical tax on the income before income tax and the income tax expense

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Income before income tax	15,083	52,352	82,729

Primary tax rate of the Company	26.5%	25.0%	24.0%

Income tax using the Company’s primary tax rate	3,997	13,088	19,855

Additional tax (tax saving) in respect of:
Different tax rate, subsidiaries	(5,658)	(6,753)	(9,773)
Tax exempt income	(167)	(11)	(1,853)
Non-deductible expenses	4,006	1,915	840
Utilization of tax losses and benefits from prior periods for which deferred taxes were not recognized	(1,283)	(1,383)	(697)
Current year tax losses and benefits for which deferred taxes were not recognized	2,156	325	699
Reversal of prior periods deferred tax losses and tax benefits	283	1,097	143
Taxes in respect of prior periods, net	(649)	325	(298)
Effect of change in tax rate	123	(596)	(788)
Other differences	198	(121)	212

Income tax expense	3,006	7,886	8,340

D.Deferred tax assets and liabilities

1.Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the expected date of reversal.

Deferred tax assets and liabilities are attributable to the following items:

		Property,			Carry-forward	Unrealized	Tax deductible
		plant and		Employee	tax losses	intra-	provisions for
	Inventories	equipment	Intangibles	benefits	and deductions	Group profits	product returns	Total
	(in thousands)
Net balance at January 1, 2017	293	(6,542)	(53)	231	2,373	3,506	(820)	(1,012)
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	(56)	94	14	160	190	2,016	(54)	2,364
Effect of change in tax rate	—	1,467	—	—	(679)	—	—	788
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	37	1	(4)	16	21	—	(55)	16
Net balance at December 31, 2017	274	(4,980)	(43)	407	1,905	5,522	(929)	2,156
Presented under assets	234	—	—	255	424	5,522	—	6,435
Presented under liabilities	40	(4,980)	(43)	152	1,481	—	(929)	(4,279)

		Property,			Carry-forward	Unrealized	Tax deductible
		plant and		Employee	tax losses	intra-	provisions for
	Inventories	equipment	Intangibles	benefits	and deductions	Group profits	product returns	Total
	(in thousands)
Net balance at January 1, 2016	352	(6,824)	(522)	187	7,385	259	(563)	274
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	(41)	(299)	472	64	(5,053)	3,247	(285)	(1,895)
Effect of change in tax rate	(6)	581	—	(17)	38	—	—	596
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	(12)	—	(3)	(3)	3	—	28	13
Net balance at December 31, 2016	293	(6,542)	(53)	231	2,373	3,506	(820)	(1,012)
Presented under assets	262	47	—	147	192	3,506	—	4,154
Presented under liabilities	31	(6,589)	(53)	84	2,181	—	(820)	(5,166)

2.	Unrecognized deferred tax assets

Total accumulated tax losses available for carry forward as of December 31, 2017 amounted to $13.6 million (2016: $20 million). The Group has not recognized $2.7 million (2016: $4.7 million) of the potential future tax benefits since it is not probable that future taxable profit will be available against which the Group can utilize the benefits therefrom.

E.	Tax assessments

During 2015, the Company has reached an agreement with the Israeli tax authority for finalizing its tax assessments and for one of its subsidiaries until and including 2013.

During 2017, the Company completed an assessment by the United States Internal Revenue Service for finalizing its tax assessments until and including 2013.

Tax authorities may have different interpretations than the Group’s interpretations with regard to various tax issues. In the opinion of the Group’s management, appropriate provisions have been included in the financial statements to cover estimated tax obligations.